Leases - Summary of Changes in ROU Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Right-of-Use Assets [Roll Forward]
Opening net book value	$ 106	$ 105
Additions	85	58
Depreciation	(44)	(45)
Dispositions	0	(2)
Other	(1)	(10)
Closing net book value	$ 146	$ 106